Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation

(11) Stock-Based Compensation

In September 2021, the Company’s board of directors and stockholders adopted the 2021 Equity Incentive Plan (2021 Plan), which provides for the grant of incentive stock options and non-qualified stock options to purchase shares of the Company’s common stock, stock appreciation rights, restricted stock units, restricted or unrestricted shares of common stock, performance shares, performance units, incentive bonus awards, other stock-based awards and other cash-based awards. No awards may be made under the 2021 Plan on or after September 24, 2031, but the 2021 Plan will continue thereafter while previously granted awards remain outstanding.

The maximum number of shares of common stock available for issuance in connection with options and other awards granted under the 2021 Plan is 139,116 and as of September 30, 2023, 66,678 shares of common stock were available for issuance under the 2021 Plan. The number of shares of common stock available for issuance under the 2021 Plan will automatically increase on January 1st of each year until the expiration of the 2021 Plan, in an amount equal to 5% percent of the total number of shares of our common stock outstanding on December 31st of the preceding calendar year, on a fully diluted basis, unless the board of directors takes action prior thereto to provide that there will not be an increase in the share reserve for such year or that the increase in the share reserve for such year will be of a lesser number of shares of common stock than would otherwise occur. The shares of common stock underlying any awards that are forfeited, cancelled, held back upon exercise or settlement of an award to satisfy the exercise price or tax withholding, repurchased or are otherwise terminated by the Company under the 2021 Plan will be added back to the shares of common stock available for issuance under the 2021 Plan.

The Company recorded stock-based compensation expense of $658,105 during the nine months ended September 30, 2023 and $594,363 during the nine months ended September 30, 2022. The Company recorded stock-based compensation expense of $236,251 during the three months ended September 30, 2023 and $205,656 during the three months ended September 30, 2022, all relating to options issued during 2021, 2022 and 2023. As of September 30, 2023 and December 31, 2022, there was $2,133,614 and $2,637,895, respectively, of unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the 2021 Plan, which is expected to be recognized over the next one to four years.

A summary of option activity under the Plan during the three and nine months ended September 30, 2023 is as follows:

			Weighted-Average	Aggregate
		Weighted-Average	Remaining Contractual	Intrinsic
	Shares	Exercise Price	Term (years)	Value

Outstanding at January 1, 2023	43,060
Granted	19,225	$35.00	9.92
Exercised	-
Forfeitures or expirations	(281)
Outstanding at March 31, 2023	62,004	$63.20	9.01
Granted	6,388	$19.20	9.98
Exercised	-
Forfeitures or expirations	(899)
Outstanding at June 30, 2023	67,493	$63.20	9.01
Granted	5,204	$12.20	9.89
Exercised	-
Forfeitures or expirations	(50)
Outstanding at September 30, 2023	72,647	$59.80	8.84	$10,607

Vested and expected to vest at September 30, 2023	72,647

Exercisable at September 30, 2023	16,816

The Company’s stock options issued qualify for equity accounting treatment under ASC 718, Compensation- Stock Compensation, and are measured at fair value as of their grant date accordingly. The fair value of the options were estimated using a Black-Scholes model. The assumptions that the Company used to estimate the grant-date fair value of stock options granted to employees during the nine-month period ending September 30, 2023, were as follows, shown on a weighted average basis:

Risk-free interest rate	4.073%
Expected term (in years)	5.9
Expected volatility	1.27
Expected dividend yield	0%

Risk-Free Interest Rate: The Company based the risk-free interest rate over the expected term of the options based on the constant maturity of U.S. Treasury securities with similar maturities as of the date of grant.

Expected Term: The expected term represents the period that the options granted are expected to be outstanding and is determined using the simplified method (based on the mid-point between the vesting dates and the end of the contractual term.)

Expected Volatility: The Company uses an average historical stock price volatility of comparable public companies within the biotechnology and pharmaceutical industry that were deemed to be representative of future stock price trends as the Company does not have sufficient trading history for its common stock. The Company will continue to apply this process until a sufficient amount of historical information regarding volatility of its own stock price becomes available.

Expected Dividend Yield: The Company has not paid and does not anticipate paying any dividends in the near future. Therefore, the expected dividend yield was zero.

The grant-date fair value of options granted during the three months ended September 30, 2023, ranged from $10.20 to $12.80, and the grant date fair value of the options granted during the nine months ended September 30, 2023, ranged from ranged from $10.20 to $30.60.

The aggregate intrinsic value of stock options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s common stock. The fair value per share of common stock was $14.20 as of September 30, 2023, and $20.00 as of December 31, 2022, based upon the closing price of our common stock on the Nasdaq Capital Market on those dates.

(11) Stock-Based Compensation

In September 2021, the Company’s board of directors and stockholders adopted the 2021 Equity Incentive Plan (the “2021 Plan”), which provides for the grant of incentive stock options and non-qualified stock options to purchase shares of the Company’s common stock, stock appreciation rights, restricted stock units, restricted or unrestricted shares of common stock, performance shares, performance units, incentive bonus awards, other stock-based awards and other cash-based awards. No awards may be made under the 2021 Plan on or after September 24, 2031, but the 2021 Plan will continue thereafter while previously granted awards remain outstanding.

The maximum number of shares of common stock available for issuance in connection with options and other awards granted under the 2021 Plan is 96,391 and as of December 31, 2022, 53,340 shares of common stock were available for issuance under the 2021 Plan. The number of shares of common stock available for issuance under the 2021 Plan will automatically increase on January 1st of each year until the expiration of the 2021 Plan, in an amount equal to 5% percent of the total number of shares of our common stock outstanding on December 31st of the preceding calendar year, on a fully diluted basis, unless the board of directors takes action prior thereto to provide that there will not be an increase in the share reserve for such year or that the increase in the share reserve for such year will be of a lesser number of shares of common stock than would otherwise occur. The shares of common stock underlying any awards that are forfeited, cancelled, held back upon exercise or settlement of an award to satisfy the exercise price or tax withholding, repurchased or are otherwise terminated by the Company under the 2021 Plan will be added back to the shares of common stock available for issuance under the 2021 Plan.

The Company recorded stock-based compensation expense of $800,796 and $43,835 during the years ended December 31, 2022 and 2021, relating to options issued. As of December 31, 2022 and 2021, there was $2,089,509 and $2,637,895 of unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the 2021 Plan, which is expected to be recognized over the next one to four years.

A summary of option activity under the Plan during the years ended December 31, 2022 and 2021 was as follows:

			Weighted-Average	Aggregate
		Weighted-Average	Remaining	Intrinsic
	Shares	Exercise Price	Contractual Term	Value
Outstanding at January 1, 2021	-
Grants	26,173	$120.00	9.94 years	-
Exercised	-
Forfeitures or expirations	-
Outstanding at December 31, 2021	26,173
Grants	20,882	$34.40	9.17 years
Exercised	-
Forfeitures or expirations	(3,995)	$69.20
Outstanding at December 31, 2022	43,060	$83.20	9.05 years	-
Vested and expected to vest at December 31, 2022	43,060
Exercisable at December 31, 2022	8,451

The Company’s stock options issued qualify for equity accounting treatment under ASC 718 and are measured at fair value as of their grant date accordingly. The fair value of the options were estimated using a Black-Scholes model. The assumptions that the Company used to estimate the grant-date fair value of stock options granted to employees and directors were as follows, shown on a weighted average basis for the respective years ended:

	2022	2021
Risk-free interest rate	1.889%	0.012%
Expected term (in years)	5.98	6.25
Expected volatility	1.126	1.134
Expected dividend yield	0%	0%

Risk-Free Interest Rate: The Company based the risk-free interest rate over the expected term of the options based on the constant maturity of U.S. Treasury securities with similar maturities as of the date of grant.

Expected Term: The expected term represents the period that the options granted are expected to be outstanding and is determined using the simplified method (based on the mid-point between the vesting dates and the end of the contractual term.)

Expected Volatility: The Company uses an average historical stock price volatility of comparable public companies within the biotechnology and pharmaceutical industry that were deemed to be representative of future stock price trends as the Company does not have sufficient trading history for its common stock. The Company will continue to apply this process until a sufficient amount of historical information regarding volatility of its own stock price becomes available.

Expected Dividend Yield: The Company has not paid and does not anticipate paying any dividends in the near future. Therefore, the expected dividend yield was zero.

The grant-date fair value of options granted during the year ended December 31, 2022 ranged from $17.20 to $23.20 and was $102.60 for options granted during the year ended December 31, 2021.

The aggregate intrinsic value of stock options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s common stock. Because there were no stock options with exercise prices lower than the fair value of the Company’s common stock, the aggregate intrinsic value is zero as of December 31, 2022 and 2021.